FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables set forth by level Monsanto’s assets and liabilities disclosed at fair value on a recurring basis as of Aug. 31, 2013, and Aug. 31, 2012. As required by the Fair Value Measurements and Disclosures topic of the ASC, assets and liabilities are classified in their entirety based on the lowest level of input that is a significant component of the fair value measurement. Monsanto’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of fair value assets and liabilities within the fair value hierarchy levels.

	Fair Value Measurements at Aug. 31, 2013, Using
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Cash equivalents	$2,865	$—	$—	$2,865
Short-term investments	254	—	—	254
Equity securities	22	—	—	22
Derivative assets related to:
Foreign currency	—	5	—	5
Commodity contracts	13	6	—	19
Total Assets at Fair Value	$3,154	$11	$—	$3,165
Liabilities at Fair Value:
Contingent consideration	$—	$—	$40	$40
Derivative liabilities related to:
Foreign currency	—	8	—	8
Commodity contracts	73	12	—	85
Total Liabilities at Fair Value	$73	$20	$40	$133
Liabilities Not Recorded at Fair Value:
Short-term debt instruments(1)	$—	$51	$—	$51
Long-term debt instruments(1)	—	2,231	—	2,231
Liabilities Not Recorded at Fair Value	$—	$2,282	$—	$2,282
Total Liabilities Recorded and Not Recorded at Fair Value	$73	$2,302	$40	$2,415

(1)
Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.

	Fair Value Measurements at Aug. 31, 2012, Using
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Cash equivalents	$2,787	$—	$—	$2,787
Short-term investments	302	—	—	302
Equity securities	35	—	—	35
Derivative assets related to:
Foreign currency	—	11	—	11
Commodity contracts	86	23	—	109
Total Assets at Fair Value	$3,210	$34	$—	$3,244
Liabilities at Fair Value:
Contingent consideration	$—	$—	$39	$39
Derivative liabilities related to:
Foreign currency	—	7	—	7
Commodity contracts	7	22	—	29
Total Liabilities at Fair Value	$7	$29	$39	$75
Liabilities Not Recorded at Fair Value:
Short-term debt instruments(1)	$—	$36	$—	$36
Long-term debt instruments(1)	—	2,411	—	2,411
Liabilities Not Recorded at Fair Value	$—	$2,447	$—	$2,447
Total Liabilities Recorded and Not Recorded at Fair Value	$7	$2,476	$39	$2,522

(1)
Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.

Level 3 Rollforward
The following table summarizes the change in fair value of the Level 3 liability for the year ended Aug. 31, 2013.

(Dollars in millions)
Balance Aug. 31, 2012	$39
Loss included in earnings	1
Balance Aug. 31, 2013	$40